N-30B-2 1 y80970anv30bv2.htm N-30B-2

Transamerica Financial Life Insurance Company

440 Mamaroneck Ave

Harrison, New York 10528

September 9, 2024

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE: Transamerica Variable Funds (the “Registrant”)

    (1933 Act File No.: 033-73734)

Ladies and Gentlemen:

As required by Rule 30e-2 under the Investment Company Act of 1940, as amended (the “Act”), Transamerica Variable Funds, a unit investment trust registered under the Act, recently mailed to its contract owners the semi-annual report for the underlying management investment companies listed below. This filing constitutes the filing of those reports as required by Rule 30b2-1 under the Act. Pursuant to Rule 30e-1 under the Act, the following semi-annual reports were filed, or will be filed, with the Commission via EDGAR:

•	Calvert Variable Series, Inc., SEC File No. 811-03591

To the extent necessary, these filings are incorporated by reference.

Very truly yours,

/s/ Kerry Jung
Kerry Jung
General Counsel, Workplace Solutions Division